Inventory (Detail) - Inventory (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Inventory - finished goods	$ 272,292	$ 306,706	$ 412,291
Inventory - parts	76,090	83,509	113,593
Gross inventory	348,382	390,215	525,884
Provision for losses and obsolescence	(87,100)	(97,550)	(129,600)
Net inventory	$ 261,282	$ 292,665	$ 396,284